Pacer Salt Low truBeta US Market ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 90.4%
Aerospace/Defense - 1.0%
General Dynamics Corp.	470	$68,940
Agriculture - 2.9%
Altria Group, Inc.	1,650	67,782
Archer-Daniels-Midland Co.	1,426	71,314
Philip Morris International, Inc.	838	66,747
		205,843
Apparel - 1.0%
NIKE, Inc. - Class B	520	69,467
Auto Parts & Equipment - 1.0%
Gentex Corp.	2,142	70,793
Banks - 1.0%
Bank of New York Mellon Corp.	1,760	70,101
Beverages - 4.9%
Brown-Forman Corp. - Class B	928	66,510
Coca-Cola Co.	1,330	64,039
Keurig Dr Pepper, Inc.	2,330	74,094
Molson Coors Brewing Co. - Class B	1,500	75,240
PepsiCo, Inc.	490	66,919
		346,802
Biotechnology - 1.1%
Amgen, Inc.	312	75,326
Chemicals - 1.9%
Air Products & Chemicals, Inc.	262	69,891
Ecolab, Inc.	322	65,852
		135,743
Commercial Services - 2.0%
Rollins, Inc.	1,932	69,591
Service Corp. International	1,440	72,619
		142,210
Cosmetics/Personal Care - 2.8%
Colgate-Palmolive Co.	838	65,364
Estee Lauder Cos., Inc. - Class A	288	68,155
Procter & Gamble Co.	514	65,900
		199,419
Distribution/Wholesale - 0.9%
Copart, Inc. (a)	604	66,289
Diversified Financial Services - 3.1%
CME Group, Inc.	396	71,969
Intercontinental Exchange, Inc.	656	72,390
Western Union Co.	3,202	71,308
		215,667
Electric - 17.8%
Alliant Energy Corp.	1,376	66,942
Ameren Corp.	914	66,466
American Electric Power Co., Inc.	860	69,583
CMS Energy Corp.	1,194	67,915
Consolidated Edison, Inc.	970	68,657
Dominion Energy, Inc.	950	69,246
Duke Energy Corp.	780	73,320
Edison International	1,132	65,837
Evergy, Inc.	1,280	68,774
Eversource Energy	830	72,625
Exelon Corp.	1,720	71,483
FirstEnergy Corp.	2,336	71,855
Pinnacle West Capital Corp.	878	66,070
PPL Corp.	2,526	69,894
Public Service Enterprise Group, Inc.	1,258	70,989
Southern Co.	1,178	69,408
WEC Energy Group, Inc.	770	68,453
Xcel Energy, Inc.	1,088	69,621
		1,247,138
Environmental Control - 2.0%
Republic Services, Inc.	750	67,890
Waste Management, Inc.	618	68,796
		136,686
Food - 8.1%
Campbell Soup Co.	1,500	72,165
ConAgra Foods, Inc.	2,010	69,546
General Mills, Inc.	1,192	69,255
Hershey Co.	470	68,357
Hormel Foods Corp.	1,502	70,384
Kellogg Co.	1,146	67,545
Kroger Co.	2,260	77,970
Mondelez International, Inc. - Class A	1,240	68,746
		563,968
Healthcare-Products - 5.1%
Baxter International, Inc.	892	68,532
Danaher Corp.	314	74,682
Edwards Lifesciences Corp. (a)	844	69,698
Medtronic PLC - ADR	634	70,583
ResMed, Inc.	350	70,549
		354,044
Healthcare-Services - 1.0%
UnitedHealth Group, Inc.	212	70,719
Household Products/Wares - 3.0%
Church & Dwight Co., Inc.	828	69,908
Clorox Co.	352	73,730
Kimberly-Clark Corp.	526	69,485
		213,123
Insurance - 3.9%
Allstate Corp.	670	71,811
Brown & Brown, Inc.	1,576	67,910
Marsh & McLennan Cos., Inc.	608	66,825
Progressive Corp.	754	65,741
		272,287
Media - 2.0%
Comcast Corp. - Class A	1,396	69,200
The New York Times Co.	1,394	69,128
		138,328
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	1,168	71,750
CVS Health Corp.	990	70,934
Eli Lilly & Co.	442	91,923
Johnson & Johnson	460	75,040
Merck & Co., Inc.	860	66,280
Pfizer, Inc.	1,728	62,035
Zoetis, Inc.	440	67,870
		505,832
Retail - 3.9%
Costco Wholesale Corp.	192	67,667
Dollar General Corp.	340	66,167
McDonald's Corp.	342	71,081
Yum! Brands, Inc.	672	68,201
		273,116
Software - 4.9%
Akamai Technologies, Inc. (a)	674	74,834
Black Knight, Inc. (a)	806	65,842
Citrix Systems, Inc.	542	72,254
Fidelity National Information Services, Inc.	480	59,261
Oracle Corp.	1,170	70,703
		342,894
Telecommunications - 4.9%
AT&T, Inc.	2,310	66,135
Cisco Systems, Inc.	1,604	71,506
Motorola Solutions, Inc.	416	69,701
T-Mobile US, Inc. (a)	545	68,714
Verizon Communications, Inc.	1,172	64,167
		340,223
Transportation - 3.0%
Expeditors International of Washington, Inc.	772	69,109
Knight-Swift Transportation Holdings, Inc.	1,724	68,960
Union Pacific Corp.	350	69,115
		207,184
TOTAL COMMON STOCKS (Cost $5,985,008)		6,332,142

REAL ESTATE INVESTMENT TRUSTS - 9.3%
AGNC Investment Corp.	4,630	72,228
American Campus Communities, Inc.	1,652	67,996
American Homes 4 Rent - Class A	2,408	72,794
Crown Castle International Corp.	448	71,348
CubeSmart	2,150	74,906
Digital Realty Trust, Inc.	544	78,309
Duke Realty Corp.	1,852	73,265
Equity Residential	1,208	74,461
Lexington Realty Trust	6,662	68,286
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $609,123)		653,593

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account 0.005% (b)	$16,157	16,157
TOTAL SHORT-TERM INVESTMENTS (Cost $16,157)		16,157

Total Investments (Cost $6,610,288) - 99.9%		7,001,892
Other Assets in Excess of Liabilities - 0.1%		9,252
TOTAL NET ASSETS - 100.0%		$7,011,144

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 6,332,142	$ -	$ -	$ -	$ 6,332,142
Real Estate Investment Trusts	653,593	-	-	-	653,593
Short-Term Investments	16,157	-	-	-	16,157
Total Investments in Securities	$ 7,001,892	$ -	$ -	$ -	$ 7,001,892
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.